32. Commitments (Details Narrative) - Business Combinations [member] - Aircraft [member] R$ in Thousands	12 Months Ended
	Dec. 31, 2020 BRL (R$) Number	Dec. 31, 2019 BRL (R$) Number
Disclosure of Commitments [Line Items]
Number of firm orders | Number	95	129
Future commitments resulting from firm aircraft orders	R$ 23,269,198	R$ 29,600,947
Future commitments resulting from operating lease	R$ 8,315,768	9,245,057
Number of aircrafts commercial leases | Number	127
USD
Disclosure of Commitments [Line Items]
Future commitments resulting from firm aircraft orders	R$ 4,447,687	R$ 7,343,873
Future commitments resulting from operating lease	R$ 1,600,202